Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (107,602)	$ (59,780)
Adjustments to reconcile net loss to net cash used (provided) by operating activiites
Depreciation	21,107	20,125
Shares Issued for Services	25,000	0
Bad Debt Expense	3,222	1,487
Changes in assets and liabilities:
Accounts Receivable	(2,779)	(2,616)
Accounts Payable	1,107	7,176
Accrued Expenses	11,758	(13,887)
Net Cash Provided (Used) by Operating Acticities	(48,187)	(47,495)
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of Fixed Assets	0	4,569
Net Cash Provided (Used) by Investing Activities	0	4,569
CASH FLOWS FROM FINANCING ACTIVITIES
Capitalized Lease Payments	(5,844)	(5,844)
(Payments) Borrowings: Shareholder Advances	5,983	6,099
Net Cash Provided by Financing Activities	139	255
NET INCREASE (DECREASE) IN CASH AND CASH EQUAVILENTS	(48,048)	(42,671)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	189,154	141,106
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 141,106	$ 98,435